Conestoga SMid Cap Fund
Investment Objective
The Conestoga SMid Cap Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga SMid Cap Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments
Annual Fund Operating Expenses Conestoga SMid Cap Fund		Investors Class		Institutional Class
Management Fees		0.85%		0.85%
Distribution (12b-1) Fees		none		none
Service Fees		0.25%	[1]	none
Other Operating Expenses		5.48%		5.48%
Other Expenses (as a percentage of Assets):		5.73%		5.48%	[2]
Acquired Fund Fees and Expenses		none		none
Expenses (as a percentage of Assets)		6.58%		6.33%
Fee Waiver or Reimbursement	[3]	(5.23%)		(5.23%)
Net Expenses (as a percentage of Assets)		1.35%		1.10%
[1]	The Fund has adopted a Shareholder Servicing Plan on behalf of the Investors Class that will allow the Fund to pay an annual fee of up to 0.25% of its average daily net assets for providing services to the Fund's Investors Class shareholders.
[2]	"Other Expenses" for Institutional Class shares of the Fund are estimated and are based on the expenses of Investors Class shares for the current fiscal year.
[3]	Conestoga Capital Advisors, LLC (the "Adviser") has contractually agreed to limit the Fund's 'Total Annual Fund Operating Expenses'(excluding Rule 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) to 1.35% (for the Investors Class) and 1.10% (for the Institutional Class) of the Fund's average daily net assets until at least January 31, 2016, subject to termination at any time at the option of the Board of Trustees. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two fiscal years from the fiscal year in which the waiver or reimbursement was made to the extent such a recapture does not cause the "Total Annual Fund Operating Expenses" to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Conestoga SMid Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example Conestoga SMid Cap Fund (USD $)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Investors Class	137	1,480	2,781	5,856
Institutional Class	112	1,410	2,674	5,689

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (ended September 30, 2014), the Fund’s portfolio turnover rate was 9.60% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-to-mid (“smid”) capitalization companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund doesn’t expect investment in foreign securities to exceed 20% of the Fund’s total assets. “Small and Mid-cap companies” are companies that, at the time of initial purchase, have market capitalizations between $250 million and $12 billion. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in Small and Mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities.

Principal Risks

You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective. The Fund is subject to the following principal risks, more fully described in “Risk Factors” in this prospectus. The Fund’s net asset value and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

·	The market values of securities acquired by the Fund decline;
·	The Adviser does not execute the Fund’s principal investment strategies effectively;
·	A security’s price fluctuates in response to events affecting the issuer’s profitability or viability;
·	A company’s earnings do not increase as expected;
·	Small and Mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies;

Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Foreign securities are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.